UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2018

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments:

Putnam Emerging Markets Income Fund

The fund's portfolio
2/28/18 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (72.9%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)		$360,000	$357,120

Bahrain (Kingdom of) sr. unsec. bonds Ser. REGS, 7.00%, 10/12/28 (Bahrain)		270,000	266,625

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		315,000	309,288

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/25 (Brazil) (Units)	BRL	1,410	453,887

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)	BRL	925	299,413

Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		$300,000	312,639

Buenos Aires (Province of) unsec. FRN Argentina Deposit Rates BADLAR + 3.83%, 26.768%, 5/31/22 (Argentina)	ARS	4,825,000	245,108

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$275,000	286,586

Chile (Republic of) sr. unsec. bonds 5.00%, 3/1/35 (Chile)	CLP	125,000,000	207,508

Chile (Republic of) sr. unsec. unsub. notes 3.125%, 1/21/26 (Chile)		$390,000	380,640

Colombia (Republic of) sr. unsec. notes Ser. B, 10.00%, 7/24/24 (Colombia)	COP	1,245,000,000	520,515

Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 1/28/26 (Colombia)		$400,000	411,938

Colombia (Republic of) sr. unsec. unsub. notes 4.375%, 3/21/23 (Colombia)	COP	300,000,000	98,057

Costa Rica (Government of) sr. unsec. unsub. bonds Ser. REGS, 7.158%, 3/12/45 (Costa Rica)		$200,000	209,500

Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		150,000	177,188

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		150,000	154,650

Ecuador (Republic of) 144A sr. unsec. notes 8.875%, 10/23/27 (Ecuador)		200,000	210,914

Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		200,000	207,000

El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		150,000	145,875

Malaysia (Federation of) sr. unsec. notes Ser. 417, 3.899%, 11/16/27 (Malaysia)	MYR	725,000	182,784

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	78,000	98,632

Hungary (Government of) sr. unsec. unsub. notes 5.375%, 3/25/24 (Hungary)		$184,000	201,033

Indonesia (Republic of) sr. unsec. bonds Ser. FR56, 8.375%, 9/15/26 (Indonesia)	IDR	3,500,000,000	282,016

Indonesia (Republic of) sr. unsec. bonds Ser. FR73, 8.75%, 5/15/31 (Indonesia)	IDR	3,150,000,000	259,886

Indonesia (Republic of) sr. unsec. bonds Ser. FR75, 7.50%, 5/15/38 (Indonesia)	IDR	4,655,000,000	342,645

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.125%, 1/15/45 (Indonesia)		$200,000	206,750

Lebanon (Republic of) sr. unsec. bonds 7.25%, 3/23/37 (Lebanon)		200,000	183,000

Malaysia (Government of) sr. unsec. bonds 3.492%, 3/31/20 (Malaysia)	MYR	675,000	172,428

Malaysia (Government of) sr. unsec. notes Ser. 115, 3.955%, 9/15/25 (Malaysia)	MYR	750,000	190,018

Mexico (Government of) sr. unsec. bonds Ser. M, 7.75%, 11/13/42 (Mexico)	MXN	2,985,000	156,006

Mexico (Government of) sr. unsec. bonds Ser. M, 7.75%, 5/29/31 (Mexico)	MXN	1,600,000	84,911

Mexico (Government of) sr. unsec. notes Ser. M, 8.00%, 12/7/23 (Mexico)	MXN	7,070,000	382,590

Mongolia (Government of) 144A sr. unsec. unsub. notes 8.75%, 3/9/24 (Mongolia)		$200,000	227,343

Nigeria (Republic of) sr. unsec. unsub. bonds 7.875%, 2/16/32 (Nigeria)(R)		200,000	215,500

Peru (Republic of) sr. unsec. unsub. bonds 8.75%, 11/21/33 (Peru)		75,000	113,766

Peru (Republic of) sr. unsec. unsub. notes 7.35%, 7/21/25 (Peru)		165,000	205,673

Peru (Republic of) 144A sr. unsec. unsub. notes 6.90%, 8/12/37 (Peru)	PEN	125,000	44,411

Petroleos Mexicanos 144A GDN company guaranty sr. unsec. unsub. notes 7.65%, 11/24/21 (Mexico)	MXN	11,000	55,803

Republic of (Ivory Coast) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		$200,000	193,265

Romania (Government of) unsec. notes Ser. 10YR, 5.95%, 6/11/21 (Romania)	RON	610,000	171,390

Russia (Federation of) sr. unsec. unsub. notes Ser. REGS, 4.875%, 9/16/23 (Russia)		$200,000	212,500

Russia (Federation of) unsec. bonds 8.15%, 2/3/27 (Russia)	RUB	47,395,000	913,792

South Africa (Republic of) sr. unsec. unsub. bonds 5.375%, 7/24/44 (South Africa)		$390,000	375,863

South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23 (South Africa)	ZAR	2,000,000	171,410

South Africa (Republic of) unsec. bonds Ser. 2032, 8.25%, 3/31/32 (South Africa)	ZAR	1,515,000	122,866

South Africa (Republic of) unsec. bonds Ser. R186, 10.50%, 12/21/26 (South Africa)	ZAR	1,400,000	136,064

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)		$200,000	209,258

Turkey (Republic of) sr. unsec. notes 6.00%, 1/14/41 (Turkey)		400,000	380,500

Turkey (Republic of) unsec. bonds 6.625%, 2/17/45 (Turkey)		200,000	202,418

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)	TRY	1,360,000	344,159

Turkey (Republic of) unsec. notes 8.80%, 9/27/23 (Turkey)	TRY	1,405,000	325,488

Ukraine (Government of) sr. unsec. unsub. bonds Ser. REGS, 7.75%, 9/1/27 (Ukraine)		$100,000	102,800

United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		200,000	204,126

Uruguay (Republic of) 144A sr. unsec. notes 9.875%, 6/20/22 (Uruguay)	UYU	14,375,000	518,419

Venezuela (Republic of) sr. unsec. unsub. notes 12.75%, 8/23/22 (Venezuela)		$150,000	43,125

Vietnam (Republic of) 144A sr. unsec. bonds 4.80%, 11/19/24 (Vietnam)		200,000	205,245

Total foreign government and agency bonds and notes (cost $14,136,974)			$13,692,334

CORPORATE BONDS AND NOTES (21.3%)(a)
		Principal amount	Value

Basic materials (6.4%)

Cemex SAB de CV company guaranty sr. notes Ser. REGS, 6.125%, 5/5/25 (Mexico)		$400,000	$422,000

Fibria Overseas Finance, Ltd. company guaranty sr. unsec. sub. notes 5.25%, 5/12/24 (Brazil)		150,000	156,750

First Quantaum Minerals, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7.25%, 5/15/22 (Canada)		200,000	206,500

Indo Energy Finance II BV 144A company guaranty sr. notes 6.375%, 1/24/23 (Indonesia)		200,000	201,864

Mexichem SAB de CV 144A company guaranty sr. unsec. notes 4.875%, 9/19/22 (Mexico)		200,000	208,000

			1,195,114
Capital goods (0.6%)

Embraer Overseas, Ltd 144A company guaranty sr. unsec. notes 5.696%, 9/16/23 (Brazil)		111,000	118,631

			118,631
Communication services (1.0%)

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)		200,000	187,500

			187,500
Energy (6.8%)

Nexen Energy ULC company guaranty sr. unsec. unsub. notes 6.40%, 5/15/37 (Canada)		100,000	123,674

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)		210,000	246,488

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.875%, 1/20/40 (Brazil)		95,000	92,863

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		10,000	10,513

Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.999%, 1/27/28 (Brazil)		40,000	39,350

Petrobras Global Finance BV 144A company guaranty sr. unsec. notes 5.299%, 1/27/25 (Brazil)		212,000	207,760

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)		50,000	12,906

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		35,000	8,785

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		520,000	543,368

			1,285,707
Financials (5.9%)

Banco de Credito del Peru/Panama 144A unsec. sub. FRN 6.875%, 9/16/26 (Peru)		50,000	54,575

Banco de Credito del Peru/Panama 144A unsec. sub. FRN 6.125%, 4/24/27 (Peru)		200,000	213,700

Banco Nacional de Costa Rica 144A sr. unsec. unsub. notes 4.875%, 11/1/18 (Costa Rica)		200,000	200,120

Turkiye Garanti Bankasi AS 144A sr. unsec. unsub. notes 5.25%, 9/13/22 (Turkey)		200,000	201,100

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		400,000	431,000

			1,100,495
Utilities and power (0.6%)

Engie Energia Chile SA 144A sr. unsec. unsub. notes 5.625%, 1/15/21 (Chile)		100,000	105,891

			105,891

Total corporate bonds and notes (cost $3,962,250)			$3,993,338

SHORT-TERM INVESTMENTS (3.8%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills 1.486%, 5/3/18(SEG)		$17,999	$17,952

Argentina (Republic of) central bank letters with effective yields ranging from 11.317% to 12.497%, 9/19/18 (Argentina)	ARS	3,745,000	162,542

Argentina (Republic of) central bank letters with effective yields ranging from 4.706% to 6.473%, 8/15/18 (Argentina)	ARS	2,630,000	$117,264

Putnam Short Term Investment Fund 1.54%(AFF)	Shares	409,916	409,916

Total short-term investments (cost $735,933)			$707,674

TOTAL INVESTMENTS

Total investments (cost $18,835,157)			$18,393,346

FORWARD CURRENCY CONTRACTS at 2/28/18 (aggregate face value $6,360,007) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Czech Koruna	Buy	3/21/18	$242,680	$246,078	$(3,398)
	Euro	Buy	3/21/18	332,557	323,945	8,612
	Euro	Sell	3/21/18	332,557	329,410	(3,147)
	Russian Ruble	Buy	3/21/18	59,493	67,212	(7,719)
	Russian Ruble	Buy	6/20/18	185,917	186,965	(1,048)
Barclays Bank PLC
	Canadian Dollar	Sell	4/18/18	185,803	187,782	1,979
Citibank, N.A.
	Brazilian Real	Buy	4/3/18	284,045	282,456	1,589
	Brazilian Real	Buy	7/3/18	185,352	186,000	(648)
	Colombian Peso	Sell	4/18/18	633,554	621,189	(12,365)
	Peruvian New Sol	Sell	4/18/18	32,876	33,282	406
Goldman Sachs International
	Australian Dollar	Sell	4/18/18	373,159	375,574	2,415
	Brazilian Real	Sell	4/3/18	94,579	88,774	(5,805)
	Brazilian Real	Buy	7/3/18	185,413	185,988	(575)
	Euro	Buy	3/21/18	194,256	190,003	4,253
	South African Rand	Buy	4/18/18	174,411	163,670	10,741
HSBC Bank USA, National Association
	Canadian Dollar	Sell	4/18/18	185,647	187,464	1,817
	Mexican Peso	Sell	4/18/18	160,754	153,737	(7,017)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/18/18	186,579	188,296	1,717
	Euro	Buy	3/21/18	85,155	85,417	(262)
	Euro	Sell	3/21/18	85,155	83,298	(1,857)
	Indonesian Rupiah	Sell	5/16/18	49,537	50,733	1,196
	Russian Ruble	Buy	6/20/18	185,916	187,133	(1,217)
Royal Bank of Scotland PLC (The)
	Euro	Sell	3/21/18	194,867	190,609	(4,258)
State Street Bank and Trust Co.
	Euro	Sell	3/21/18	102,015	102,122	107
	Polish Zloty	Buy	3/21/18	1,095,246	1,067,708	27,538
	Romanian Leu	Buy	3/21/18	186,740	189,300	(2,560)
	Romanian Leu	Sell	3/21/18	193,268	188,865	(4,403)
	Turkish Lira	Sell	3/21/18	245,450	216,997	(28,453)

Unrealized appreciation						62,370

Unrealized (depreciation)						(84,732)

Total						$(22,362)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 2/28/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

U.S. Treasury Bond Ultra 30 yr (Long)	1	$155,875	$155,875	Jun-18	$193
U.S. Treasury Bond Ultra 30 yr (Short)	5	779,375	779,375	Jun-18	(1,104)
U.S. Treasury Note 2 yr (Long)	4	849,875	849,875	Jun-18	(727)
U.S. Treasury Note 5 yr (Long)	4	455,719	455,719	Jun-18	(1,102)
U.S. Treasury Note 10 yr (Long)	4	480,188	480,188	Jun-18	(899)
U.S. Treasury Note 10 yr (Short)	2	240,094	240,094	Jun-18	435

Unrealized appreciation					628

Unrealized (depreciation)					(3,832)

Total					$(3,204)

Key to holding's currency abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Neuvo Sol
RON	Romanian Leu
RUB	Russian Ruble
TRY	Turkish Lira
USD / $	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2017 through February 28, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $18,773,522.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 11/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/18

	Short-term investments
	Putnam Short Term Investment Fund*	$146,363	$1,535,078	$1,271,525	$1,140	$409,916

	Total Short-term investments	$146,363	$1,535,078	$1,271,525	$1,140	$409,916
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $17,951.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $36,160 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Mexico	11.3%
	Brazil	10.5
	Russia	8.5
	Argentina	8.1
	Turkey	7.9
	Indonesia	7.0
	Colombia	5.6
	South Africa	4.4
	Chile	3.8
	Peru	3.4
	Malaysia	3.0
	Uruguay	2.8
	United States	2.3
	Costa Rica	2.2
	Dominican Republic	1.8
	Canada	1.8
	Bahrain	1.4
	Mongolia	1.2
	Nigeria	1.2
	Ecuador	1.1
	Sri Lanka	1.1
	Egypt	1.1
	Vietnam	1.1
	Hungary	1.1
	Ivory Coast	1.1
	Jamaica	1.0
	Lebanon	1.0
	Romania	0.9
	El Salvador	0.8
	Ukraine	0.6
	Greece	0.5
	Venezuela	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $35,370 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$3,993,338	$—
Foreign government and agency bonds and notes	—	13,692,334	—
Short-term investments	409,916	297,758	—

Totals by level	$409,916	$17,983,430	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(22,362)	$—
Futures contracts	(3,204)	—	—

Totals by level	$(3,204)	$(22,362)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$62,370	$84,732
Interest rate contracts	628	3,832

Total	$62,998	$88,564

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		20
Forward currency contracts (contract amount)		$11,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2018